Subsequent Events	6 Months Ended
Jun. 30, 2022
Disclosure Of Events After Reporting Period Text Block Abstract
SUBSEQUENT EVENTS
26.	SUBSEQUENT EVENTS

Numerous subsequent events disclosures are being made elsewhere in this interim condensed consolidated financial statements. Subsequent events have been reviewed through the date the unaudited interim condensed consolidated financial statements were issued and required no adjustments or disclosures.